Total
MATTHEW 25 FUND
THE FUND'S INVESTMENT OBJECTIVE
Matthew 25 Fund ("the Fund") seeks long-term capital appreciation.
Income is a secondary objective.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% annual return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses if you did not redeem your shares:

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 10.87% of the average value of its portfolio.

PRINCIPLE INVESTMENT STRATEGIES

The Fund blends Growth and Value Investing in its securities selection process. The Fund's adviser values an investment on four criteria as follows:

Business

Management

Financial

Price

The adviser believes that you make the most money by investing with the exceptional; accordingly, the adviser searches for securities possessing the best combinations of a desirable business, capable management, clean financials, and a market price that the adviser deems to be at or below its fair value presently or in the future. Based on this fundamental analysis, the adviser will make investments that he classifies as either Value, Value/Growth, or Growth. The adviser does like the value investing adage of "buy low and sell high" although, he prefers the maxim of value/growth and growth investing of "buy low and let it grow."

The Fund is eligible to invest in the securities of companies with small, medium or large capitalization. In other words, the Fund is open to research within a large universe of public companies so that it may find stocks with the exceptional traits that the Fund desires. Whenever the adviser finds such an investment then the adviser may purchase its stock, convertible securities or bonds with up to 25% of the Fund's total assets. The Fund's willingness to place a large percentage of its assets in a single company does distinguish it from most other funds. Therefore, the Fund is classified as non-diversified. These strategies of Focus Investing along with the adviser's security selection process are the two characteristics of how the adviser tries to maximize the Fund's investment returns.

PRINCIPLE INVESTMENT RISKS

General Securities Market Risk. As stock prices may fluctuate, so may the Fund's share price fluctuate within a wide range, so that an investor could lose money.

Non-Diversification Risk. The Fund is non-diversified. Because the Fund invests a higher percentage of assets in fewer holdings than the average stock fund does, the Fund is subject to the risk of a price decline or loss due to a change in value of one, or a few of its portfolio holdings.

Multi-Cap Companies Risk. An additional risk will be from the Fund's investments in small and medium capitalization (cap) stocks. Generally, these stocks have higher risks of business failure, lesser liquidity and greater volatility in market price. Due to these factors, small and medium cap stocks have a greater possibility of price decline or loss as compared to large cap stocks. Since the Fund may hold small, medium and large cap stocks it is riskier than a fund which holds only large cap stocks.

WHO SHOULD INVEST

Investors who are seeking potential long-term appreciation and are willing to own stocks, in a portfolio, selected and managed by the Fund's investment adviser. Long-term, as determined by management and the investment adviser, is at least three years.

WHO SHOULD NOT INVEST

Investors not willing to accept the risks of owning stocks in a managed portfolio. The Fund is not for investors seeking to trade the stock market for short-term fluctuations.

BAR CHART AND PERFORMANCE TABLE

The bar chart and table below provide an indication of the risks of investing in the Matthew 25 Fund. The chart shows the changes in the Fund's performance from year to year over the past 22 years. The table compares the Fund's returns to those of a broad-based securities market index. After-tax returns are calculated using historical highest federal tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an individual investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or IRA's. As with all mutual funds, past results, before and after taxes, are not an indication of future performance.

Annual Percentage Returns

During the 22 year period shown in the bar chart the highest return for a quarter was 26.83% while the worst return for a quarter was -24.75%. These returns occurred in quarters ending June 30, 2009 and December 31, 2008, respectively.

Average Annual Total Returns for The Year Ended December 31, 2017